Finance expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Finance expense
Interest payable on bank loans	€ 60.1	€ 67.2	€ 70.9
Interest arising on pension liabilities			0.2
Finance expense	€ 60.1	€ 67.2	€ 71.1